Reclamation Provision - Schedule of Reclamation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reclamation Provision [Abstract]
Balance, start of year	$ 1,529	$ 1,271
Additions	2,244	291
Accretion	33	23
Settlement	(13)	(69)
Change in estimate	(28)	13
Balance, end of year	$ 3,765	$ 1,529